UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                           Form 13F Cover Page

Report for Quarter Ending September 30, 1999

Check here if Amendment  (  );  Amendment Number :
This Admendment (Check Only One):( ) is a restaurant
                                ( ) adds new holding entries

Institutional Investment Manager Filing This Report :

Name:              James C. Edwards & Company, Inc
                   570 Lexington Avenue
                   29th Floor
                   New York, N.Y.  10022

13F File Number : 28-6006

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, list and tables, are considered integral parts of this form.

Person signing this Report of Reporting Managers:
Name:            David MacNeil
Title:           President
Phone:           (212) 319-8490

Signature,              Place             and date of signing
David Macneil           New York, N.Y.    October 22, 1999

Report Type (check one only)
(x)         13F Holdings report
( )         13F Notice
( )         13F Combination Report

List of other manager reporting for this manager:

    I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
                   EXCHANGE ACT OF 1934

                               FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:  0
Form 13F Information Table Entry Total: 154
Form 13F Information Table Value Total: $ 410,757,000